Risk/Return Summary - FidelitySAIConvertibleArbitrageFund-PRO - FidelitySAIConvertibleArbitrageFund-PRO - Fidelity SAI Convertible Arbitrage Fund	Apr. 01, 2025
Risk Nondiversified Status [Text]
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Risk Text Block	In addition, the fund is classified as non-diversified under the Investment Company Act of 1940 (1940 Act), which means that it has the ability to invest a greater portion of assets in securities of a smaller number of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.
Risk Lose Money [Text]
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Risk Text Block	You could lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]
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Risk Text Block	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency .
ConvertibleArbitrageStrategyMember
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Risk Text Block	Convertible Arbitrage Strategy. Convertible arbitrage involves purchasing a portfolio of convertible securities, generally convertible bonds, and hedging all or a portion of the equity risk by selling short the underlying common stock. Convertible arbitrage may involve the risk of default in interest or principal payments, which could result in a loss of income to the fund, or a decline in the market value of the securities.
ShortSalesAndLeverageRiskMember
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Risk Text Block	Short Sales and Leverage Risk. Short sales pose more risk than long positions. Because a short position loses value as the security's price increases, the loss on a short sale is theoretically unlimited. Regulatory bans on certain short selling activities may prevent a fund from fully implementing its strategy. Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly. The fund's use of futures, forwards, options, swaps, and other derivative instruments may result in losses. The value of these derivative instruments may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other instruments and may be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of underlying instruments may produce disproportionate losses to the fund. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. Moreover, a relatively small price movement in a derivative contract may result in substantial losses to the fund, exceeding the amount of the margin paid. The use of derivatives can increase the fund's risk exposure to underlying assets and their attendant risks, while also exposing the fund to the risk of mispricing or other improper valuation and the risk that changes in the value of a derivative may not correlate as anticipated with the underlying asset, rate, index or overall securities markets, thereby reducing their effectiveness.
MidCapInvestingMember
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Risk Text Block	Mid Cap Investing. The value of securities of medium size, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.
IssuerSpecificChangesMember
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Risk Text Block	Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. A decline in the credit quality of an issuer or a provider of credit support (such as guarantees) or a maturity-shortening structure (such as demand and put features) for a security can cause the price of a security to decrease. Lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities or junk bonds) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments and can be difficult to resell. Changes in the financial condition of an issuer or counterparty (e.g., broker-dealer or other borrower in a securities lending transaction) can increase the risk of default by an issuer or counterparty, which can affect a security's or instrument's value or result in delays in recovering securities and/or capital from a counterparty.
StockMarketVolatilityMember
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Risk Text Block	Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
SmallCapInvestingMember
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Risk Text Block	Small Cap Investing. The value of securities of smaller, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.
HighPortfolioTurnoverMember
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Risk Text Block	High Portfolio Turnover. High portfolio turnover (more than 100%) may result in increased transaction costs and potentially higher capital gains or losses. The effects of higher than normal portfolio turnover may adversely affect the fund's performance.
ForeignExposureMember
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Risk Text Block	Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.